[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

March 9, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: The Integrity Funds (the "Trust")

Ladies and Gentlemen:

The Integrity Funds (the "Registrant") is transmitting Post-Effective Amendment No. 56 (the "Amendment") to the Registration Statement on Form N-1A for electronic filing under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act") (under which it is Amendment No. 57). On March 6, 2009, Integrity Mutual Funds, Inc. (the "Company"), the parent company of (a) Integrity Money Management, Inc. ("IMM"), which is the investment adviser to the Trust's series, (b) Integrity Funds Distributor, Inc. ("IFD"), which is the distributor, and (c) Integrity Fund Services, Inc. ("IFS"), which is the transfer agent, accounting service provider and administrator, entered into an agreement with Corridor Investors, LLC ("Corridor"), a recently formed North Dakota limited liability company, and Viking Fund Management, LLC ("Viking") to effect certain transactions (collectively, the "Transaction") including, subject to the satisfaction of certain terms and conditions, the sale of the Company's investment advisory and other mutual fund services businesses. Among other things, the Transaction, which is currently expected to occur on or about June 30, 2009, contemplates a change in the investment adviser, subject to shareholder approval, from IMM to Viking. Viking, IFD and IFS, will become subsidiaries of Corridor. Information about the Transaction and required shareholder approvals is included in the Prospectus principally under the heading "Fund Management—Important Information Regarding Anticipated Fund Management and Services" and in the Statement of Additional Information ("SAI) principally under the heading "The Integrity Funds—Important Information Regarding Anticipated Fund Management and Services," and is cross-referenced in applicable places in each document. Moreover, the Prospectus and SAI each contain a discussion under the heading "Important Information Regarding the 'Manager of Managers' Structure" addressing the effect of the Transaction.

In addition, in November 2008, the maximum up-front sales charge for the Williston Basin/Mid-North America Stock Fund (formerly the Integrity Small Cap Growth Fund), a series of the Trust, was reduced from 5.75% to 5.00% and, as indicated, the performance information for this series included in the average annual total returns table set forth in the Prospectus will be calculated as if it were 5.00% for the entire length of each period shown in the table. Similarly, in September 2008, up-front sales charges were eliminated for the Integrity Growth & Income Fund, another series of the Trust, and the performance information for this series will be calculated as if the sales charge had been eliminated for the entire length of each period shown. Finally, under the heading "Investment Policies" in the SAI, consistent with a supplement to the SAI dated November 13, 2008, the investment policies set forth for the High Income Fund, another series of the Trust, reflect a change in a non-fundamental investment policy to allow such series to purchase Rule 144A restricted securities without registration rights.

In light of the above, the Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act. Please note that the Trust and IFD anticipate requesting acceleration pursuant to Rule 461 of the General Rules and Regulations of the Securities and Exchange Commission under the 1933 Act so that the Amendment may become effective on May 1, 2009.

If we may cooperate with you in any way in the processing of this registration statement, please telephone Felice Foundos at (312) 845-3864 or the undersigned at (312) 845-3446.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Suzanne M. Russell
Suzanne M. Russell

Enclosures

cc: Laura Anderson
Brent Wheeler
Mark J. Kneedy